Apr. 01, 2022
AMERICAN CENTURY WORLD MUTUAL FUNDS INC | NT EMERGING MARKETS FUND

Prospectus Supplement NT Emerging Markets Fund

Supplement dated April 1, 2022 ■ Prospectus dated April 1, 2022

The Board of Directors has approved an agreement and plan of reorganization, whereby the net assets of NT Emerging Markets Fund will be transferred to Emerging Markets Fund in exchange for shares of Emerging Markets Fund (the “Reorganization”). The Board, including the directors who are not deemed to be “interested persons” pursuant to Section 2(a)(19) of the Investment Company Act of 1940, as amended, considered the proposed Reorganization and determined that it is in the best interests of each fund and would not dilute the interests of either fund’s shareholders. The Reorganization does not require a shareholder vote.
The Reorganization is expected to be effective on or about April 22, 2022, as of the close of the New York Stock Exchange. NT Emerging Markets Fund’s G Class shareholders will receive shares of equal value of the corresponding class of Emerging Markets Fund in exchange for their shares of NT Emerging Markets Fund. The value of a shareholder’s account will not change as a result of the transaction.
It is expected that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss as a result of the Reorganization. Shareholders will receive a distribution of substantially all net income and/or realized gains, if any, prior to the Reorganization.
NT Emerging Markets Fund and Emerging Markets Fund have the same investment objectives, strategies and management fees.
For additional information about the funds, please refer to the funds’ prospectuses and statement of additional information, which are available at americancentury.com and can also be obtained by calling us at 1-800-345-2021 (retail investors) or 1-800-345-6488 (financial professionals).

AMERICAN CENTURY WORLD MUTUAL FUNDS INC | NT INTERNATIONAL GROWTH FUND

Prospectus Supplement NT International Growth Fund

Supplement dated April 1, 2022 ■ Prospectus dated April 1, 2022

The Board of Directors has approved an agreement and plan of reorganization, whereby the net assets of NT International Growth Fund will be transferred to International Growth Fund in exchange for shares of NT International Growth Fund (the “Reorganization”). The Board, including the directors who are not deemed to be “interested persons” pursuant to Section 2(a)(19) of the Investment Company Act of 1940, as amended, considered the proposed Reorganization and determined that it is in the best interests of each fund and would not dilute the interests of either fund’s shareholders. The Reorganization does not require a shareholder vote.
The Reorganization is expected to be effective on April 22, 2022, as of the close of the New York Stock Exchange. NT International Growth Fund’s G Class shareholders will receive shares of equal value of the corresponding class of International Growth Fund in exchange for their shares of NT International Growth Fund. The value of a shareholder’s account will not change as a result of the transaction.
It is expected that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss as a result of the Reorganization. Shareholders will receive a distribution of substantially all net income and/or realized gains, if any, prior to the Reorganization.
NT International Growth Fund and International Growth Fund have the same investment objectives, strategies and management fees.
For additional information about the funds, please refer to the funds’ prospectuses and statement of additional information, which are available at americancentury.com and can also be obtained by calling us at 1-800-345-2021 (retail investors) or 1-800-345-6488 (financial professionals).

AMERICAN CENTURY WORLD MUTUAL FUNDS INC | NT INTERNATIONAL VALUE FUND

Prospectus Supplement NT International Value Fund

Supplement dated April 1, 2022 ■ Prospectus dated April 1, 2022

The Board of Directors has approved an agreement and plan of reorganization, whereby the net assets of NT International Value Fund will be transferred to International Value Fund in exchange for shares of NT International Value Fund (the “Reorganization”). The Board, including the directors who are not deemed to be “interested persons” pursuant to Section 2(a)(19) of the Investment Company Act of 1940, as amended, considered the proposed Reorganization and determined that it is in the best interests of each fund and would not dilute the interests of either fund’s shareholders. The Reorganization does not require a shareholder vote.
The Reorganization is expected to be effective on April 22, 2022, as of the close of the New York Stock Exchange. NT International Value Fund’s Investor Class and G Class shareholders will receive shares of equal value of the corresponding class of International Value Fund in exchange for their shares of NT International Value Fund. The value of a shareholder’s account will not change as a result of the transaction.
It is expected that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss as a result of the Reorganization. Shareholders will receive a distribution of substantially all net income and/or realized gains, if any, prior to the Reorganization.
NT International Value Fund and International Value Fund have the same investment objectives, strategies and management fees. NT International Value has a non-fundamental investment policy for its investment objective, while International Value has a fundamental investment policy for its investment objective. Shareholders must approve any changes to fundamental investment policies, therefore, following the Reorganization, any change to the investment objective of the fund will require shareholder approval.
For additional information about the funds, please refer to the funds’ prospectuses and statement of additional information, which are available at americancentury.com and can also be obtained by calling us at 1-800-345-2021 (retail investors) or 1-800-345-6488 (financial professionals).